November 21, 1996

                           STRATEGIC INCOME FUND
                         A CLASS/B CLASS/C CLASS

          Supplement to Prospectuses Dated September 30, 1996
                      (as revised October 4, 1996)


     The following replaces the information that appears in the second paragraph on page 1 of the Prospectus:

          This Fund may invest up to 60% of its assets in high-yielding, lower-rated or unrated fixed-income securities issued by U.S. companies, commonly known as "junk bonds." In addition, the Fund may invest a portion of its assets in fixed- income securities of issuers in foreign countries and denominated in foreign currencies and in U.S. equity securities, which may be unrated or rated below investment grade. Junk bonds and lower rated securities involve greater risks, including default risks, than higher rated securities. Purchasers should carefully assess these risks before investing in this Fund. See Investment Objective and Policies, Special Risk Considerations, and Appendix B -
     - Ratings.

     The following replaces paragraph number 1. under the heading
Risk Factors on page 2 of the Prospectus:

          1. The Fund may invest up to 60% of its assets in high-yield, higher risk fixed-income securities issued by U.S. companies ("junk bonds"). In addition, a portion of the Fund's foreign fixed-income securities and U.S. equity securities may be rated below investment grade. Such securities may increase the risks of an investment in this Fund. See High-Yield Securities under Special Risk Considerations.

     The following supplements the information that appears in the Prospectus under the heading Dividends and Distributions:

          Effective as of November 23, 1996, the Fund expects to declare a dividend each day and to pay such dividends once each month.

          Purchases of shares by wire begin earning dividends when converted into Federal Funds and available for investment, normally the next business day after receipt. However, if the Fund is given prior notice of Federal Funds wire and an acceptable guarantee of timely receipt from an investor meeting the Fund's credit policies, the purchase will start earning dividends on the day the wire is received. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

          Dividends will be declared for each day to all shareholders of record as of the time the offering price of shares is determined. See Purchase Price and Effective Date under How to Buy Shares. Thus, when redeeming shares, dividends continue to be credited up to and including the date of redemption.

     The following amends the information in paragraph number 5.
under the heading Buying Class A Shares at Net Asset Value on page 19 of the Prospectus:

          Effective November 1, 1996, the "NAV/Delaware Group Asset Planner Accommodation Program" will be discontinued. This program permitted certain investors who were already shareholders in any Delaware Group fund or those who were transferring assets into a Delaware Group individual retirement account ("IRA") from another IRA outside the Delaware Group or from a qualified plan distribution to invest in Delaware Group funds at net asset value when using the Asset Planner service. All share purchases through Delaware Group Asset Planner will now be subject to applicable sales charges. Delaware Group Asset Planner is an asset allocation service that gives investors, working with a financial professional, the ability to more easily design and maintain investments in a diversified selection of Delaware Group mutual funds. See The Delaware Difference and How to Buy Shares in the Prospectus.

     The following amends the information in paragraph number 3.
under the heading Delaware Group Asset Planner on page 25 of the
Prospectus:

          Effective November 1, 1996, the annual $35 Asset
     Planner fee will be waived until further notice.
     Investors who utilize the Asset Planner for an IRA will continue to pay the annual IRA fee of $15 per Social
     Security number.







                             November 21, 1996

                           STRATEGIC INCOME FUND
                            INSTITUTIONAL CLASS

           Supplement to Prospectuses Dated September 30, 1996


     The following replaces the information that appears in the second paragraph on page 1 of each Prospectus:

          This Fund may invest up to 60% of its assets in high-yielding, lower-rated or unrated fixed-income securities issued by U.S. companies, commonly known as "junk bonds." In addition, the Fund may invest a portion of its assets in fixed- income securities of issuers in foreign countries and denominated in foreign currencies and in U.S. equity securities, which may be unrated or rated below investment grade. Junk bonds and lower rated securities involve greater risks, including default risks, than higher rated securities. Purchasers should carefully assess these risks before investing in this Fund. See Investment Objective and Policies, Special Risk Considerations, and Appendix B -
     - Ratings.

     The following replaces paragraph number 1. under the heading
Risk Factors on page 2 of each Prospectus:

          1. The Fund may invest up to 60% of its assets in high-yield, higher risk fixed-income securities issued by U.S. companies ("junk bonds"). In addition, a portion of the Fund's foreign fixed-income securities and U.S. equity securities may be rated below investment grade. Such securities may increase the risks of an investment in this Fund. See High-Yield Securities under Special Risk Considerations.

     The following supplements the information that appears in each Prospectus under the heading Dividends and Distributions:

          Effective as of November 23, 1996, the Fund expects to declare a dividend each day and to pay such dividends once each month.

          Purchases of shares by wire begin earning dividends when converted into Federal Funds and available for investment, normally the next business day after receipt. However, if the Fund is given prior notice of Federal Funds wire and an acceptable guarantee of timely receipt from an investor meeting the Fund's credit policies, the purchase will start earning dividends on the day the wire is received. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

          Dividends will be declared for each day to all shareholders of record as of the time the offering price of shares is determined. See Purchase Price and Effective Date under How to Buy Shares. Thus, when redeeming shares, dividends continue to be credited up to and including the date of redemption.














































                                           One Commerce Square
                                           Philadelphia, PA 19103

Delaware Group of Funds
                                                     DELAWARE
                                                     GROUP
                                                     ________


                                             1933 Act Rule 497(e)
                                       1933 Act File No. 2-37707
                                       1940 Act File No. 811-2071



November 21, 1996



Filed via EDGAR  (CIK #0000027825)
_________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  File No. 2-37707
     DELAWARE GROUP INCOME FUNDS, INC. -
     STRATEGIC INCOME FUND


Dear Commission:

In accordance with the provisions of Rule 497(e), submitted electronically via the EDGAR system, please find a Supplement dated November 21, 1996 to be attached to the Prospectus for Delaware Group Income Funds, Inc. - Strategic Income Fund A Class, B Class and C Class dated September 30, 1996 (as revised October 4, 1996 and the Prospectus for Delaware Group Income Funds, Inc. - Strategic Income Fund Institutional Class dated September 30, 1996.


Very truly yours,


/s/Richelle S. Maestro
_________________
Richelle S. Maestro
Vice President/
Assistant Secretary